Cover	Jan. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43050
Entity Registrant Name	Lafayette Digital Acquisition Corp. I
Entity Central Index Key	0002087447
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	201 South Biscayne Blvd
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	913-8999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	ZKPU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ZKP
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share
Trading Symbol	ZKPW
Security Exchange Name	NASDAQ